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                         SUPPLEMENT DATED JUNE 5, 1998
                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED JUNE 1, l998
                             OF THE MAINSTAY FUNDS

Page 80 of the Statement of Additional Information is revised to add the following information under the heading "Purchases, Redemption and Repurchase":


PURCHASES AT NAV

A Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by employees (and immediate family members) of GAMCO.